UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               August 14, 2012
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:    374,383
                                        (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             TITLE         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146  15,325   4,341,462  SH         SOLE              4,341,462    0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  37,484         300  SH         SOLE                    300    0     0
BP PLC                       SPONSORED ADR    055622104     405      10,000  SH         SOLE                 10,000    0     0
CHINA YUCHAI INTL LTD        COM              G21082105     349      25,537  SH         SOLE                 25,537    0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q502   4,152     132,088  SH         SOLE                132,088    0     0
CITIGROUP INC                COM NEW          172967424  11,238     410,000  SH         SOLE                410,000    0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2   5,610  13,150,000  PRN        SOLE             13,150,000    0     0
FLAGSTONE REINSURANCE HOLDIN COM              L3466T104  12,015   1,500,000  SH         SOLE              1,500,000    0     0
GAP INC DEL                  COM              364760108   3,655     133,590  SH         SOLE                133,590    0     0
GOLDMAN SACHS GROUP INC      COM              38141G104  15,817     165,000  SH         SOLE                165,000    0     0
JPMORGAN CHASE & CO          W EXP 10/28/201  46634E114  11,004   1,126,347  SH         SOLE              1,126,347    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1  33,166  30,250,000  PRN        SOLE             30,250,000    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0   2,052   1,470,000  PRN        SOLE              1,470,000    0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   5,346   9,900,000  PRN        SOLE              9,900,000    0     0
MEDIA GEN INC                CL A             584404107   3,798     823,771  SH         SOLE                823,771    0     0
NOKIA CORP                   SPONSORED ADR    654902204  10,412   5,030,000  SH         SOLE              5,030,000    0     0
OFFICE DEPOT INC             COM              676220106   2,815   1,303,301  SH         SOLE              1,303,301    0     0
ORCHARD SUPPLY HARDWARE STOR CL A             685691404     363      21,845  SH         SOLE                 21,845    0     0
OVERSTOCK COM INC DEL        COM              690370101  15,964   2,310,209  SH         SOLE              2,310,209    0     0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   7,022     451,022  SH         SOLE                451,022    0     0
RADIOSHACK CORP              COM              750438103   4,969   1,294,071  SH         SOLE              1,294,071    0     0
RESOLUTE FST PRODS INC       COM              76117W109  35,461   3,062,268  SH         SOLE              3,062,268    0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104     821      27,000  SH         SOLE                 27,000    0     0
SANOFI                       SPONSORED ADR    80105N105  15,490     410,000  SH         SOLE                410,000    0     0
SEARS HLDGS CORP             COM              812350106  40,817     683,700  SH         SOLE                683,700    0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   2,057     170,000  SH         SOLE                170,000    0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  19,962   6,123,200  SH         SOLE              6,123,200    0     0
SYMETRA FINL CORP            COM              87151Q106   2,196     174,000  SH         SOLE                174,000    0     0
USG CORP                     COM NEW          903293405   1,029      54,039  SH         SOLE                 54,039    0     0
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106   1,484   1,247,051  SH         SOLE              1,247,051    0     0
VALEANT PHARMACEUTICALS INTL COM              91911K102   3,421      76,377  SH         SOLE                 76,377    0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     282      10,000  SH         SOLE                 10,000    0     0
WATSON PHARMACEUTICALS INC   COM              942683103  39,614     535,400  SH         SOLE                535,400    0     0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119   8,788     997,500  SH         SOLE                997,500    0     0